FORM N-SAR

SEMI-ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for twelve month period ending:		12/31/2011

Is this a transition report?		N

Is this an amendment to a previous filing?		N

Those items or sub-items with a box “[/]” after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A.	Registrant Name: VARIABLE ANNUITY-3 SERIES ACCOUNT OF FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
	B.	File Number: 811-07776
	C.	Telephone Number: 303-737-3000

2.	A.	Street: 50 MAIN STREET
	B.	City: WHITE PLAINS
	C.	State NEW YORK
	D.	Zip Code: 10606
	E.	Foreign Country:

3.	Is this the first filing on this form by Registrant?	N

4.	Is this the last filing on this form by Registrant?	N

5.	Is Registrant a small a business investment company (SBIC)? (If yes, complete only 89-110)	N

6.	Is Registrant a unit investment trust (UIT)? (If yes, complete only 111 through 133)	Y

111.

112.

113.

114.

115.

116.

117.

118.

119.

120.

121.

122.

123.	$696

124.

125.

126.	$0

127.	A.
	B.
	C.
	D.
	E.
	F.
	G.
	H.
	I.
	J.	1 $1,225 $0
	K.
	L.	1 $1,225 $0

128.

131.	$19

132.

133.	None

Signature Page

The following form or signature shall follow items 79, 85, 88, 104, 110 or 132 as appropriate. This report is signed on behalf of the registrant (or depositor or trustee).

City of:	Greenwood Village	State of:	Colorado	Date:	February 22, 2012

Name of Registrant, Depositor, or Trustee:

VARIABLE ANNUITY 3 SERIES ACCOUNT OF FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

By:	/s/ Brian Stallworth	Witness	/s/ Jacqueline N. Drake
	Brian Stallworth		Jacqueline N. Drake
	Counsel		Assistant Manager, Legal & Compliance